Income Taxes (Tax Information on a Domestic and Foreign Basis) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income before income taxes
Domestic	$ 4,162	$ 4,400	$ 3,964
Foreign	1,267	1,282	1,125
Income before income taxes	5,429	5,682	5,089
Current income tax expense
Domestic	608	818	758
Foreign	36	9	42
Total current income tax expense	644	827	800
Deferred income tax expense (recovery)
Domestic	423	419	349
Foreign	146	108	(1,544)
Total deferred income tax expense (recovery)	$ 569	$ 527	$ (1,195)